As filed with the Securities and Exchange Commission on July 10,  2013
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 128	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 132	[X]
(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:               As soon as practicable after the effective
                                                                                                  date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on July 17, 2013 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 17, 2013 as the new effective date for Post-Effective Amendment No. 93 to the Registration Statement filed on January 15, 2013 for the FMX Funds. Previously, the filing of Post-Effective Amendment No. 101 delayed the effective date until March 22, 2013, Post-Effective Amendment No 102 delayed the effective date until April 1, 2013, Post-Effective Amendment No 104 delayed the effective date until April 9, 2013, Post-Effective Amendment No 106 delayed the effective date until April 18, 2013, Post-Effective Amendment No 107 delayed the effective date until April 30, 2013,  Post-Effective Amendment No 111 delayed the effective date until May 3, 2013, Post-Effective Amendment No 112 delayed the effective date until May 9, 2013, Post-Effective Amendment No 113 delayed the effective date until May 17, 2013, Post-Effective Amendment No 116 delayed the effective date until May 24, 2013, Post-Effective Amendment No 118 delayed the effective date until May 31, 2013, Post-Effective Amendment No 120 delayed the effective date until June 7, 2013, Post-Effective Amendment No 122 delayed the effective date until June 18, 2013, Post-Effective Amendment No 124 delayed the effective date until June 21, 2013, Post-Effective Amendment No 125 delayed the effective date until June 28, 2013 and  Post-Effective Amendment No 126 delayed the effective date until July 10, 2013.   This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 93 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 10th day of July, 2013.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	July 10, 2013
Jack E. Brinson

*	Trustee & Chairman	July 10, 2013
James H. Speed, Jr.

*	Trustee	July 10, 2013
J. Buckley Strandberg

*	Trustee	July 10, 2013
Michael G. Mosley

*	Trustee	July 10, 2013
Theo H. Pitt, Jr.

*	President, RiskX Funds	July 10, 2013
D.J. Murphey

*	Treasurer, RiskX Funds	July 10, 2013
Julie M. Koethe

*	President & Treasurer,	July 10, 2013
Robert G. Fontana	Caritas All-Cap Growth Fund

*	President & Treasurer,	July 10, 2013
Matthew R. Lee	Presidio Multi-Strategy Fund

*	President, Roumell Opportunistic Value Fund	July 10, 2013
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	July 10, 2013
Craig L. Lukin

*	President & Treasurer,	July 10, 2013
Mark A. Grimaldi	The Sector Rotation Fund

*	President & Treasurer,	July 10, 2013
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	July 10, 2013
J. Philip Bell

*	Treasurer, Crescent Funds	July 10, 2013
Michael W. Nix

*	President, Arin Funds	July 10, 2013
Joseph J. DeSipio

*	Treasurer, Arin Funds	July 10, 2013
Lawrence H. Lempert

*	President,	July 10, 2013
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	July 10, 2013
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	July 10, 2013
Jeffrey R. Spotts	Prophecy Alpha Trading Fund

*	President,	July 10, 2013
Michael Barron	CV Sector Rotational Fund

*	Treasurer of the Prophecy Alpha Trading Fund and	July 10, 2013
Brenda A. Smith	CV Sector Rotational Fund, President and Treasurer of the CV Asset Allocation Fund

/s/ T. Lee Hale, Jr. T. Lee Hale, Jr.	Treasurer of the Matisse Discounted Closed-End Fund Strategy, Chief Compliance Officer and Assistant Treasurer of the Trust	July 10, 2013

* By: /s/ A. Vason Hamrick	Dated: July 10, 2013
A. Vason Hamrick, Secretary and Attorney-in-Fact